Trade payables and other current liabilities - Disclosure of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Fixed asset payables	€ 173	€ 228
Accrued expenses - clinical trials	11,369	5,394
Trade payables & other accruals	6,695	3,999
Total trade and other payables	€ 18,237	€ 9,621